Summary of Significant Accounting Policies - Recent accounting pronouncements (Details) ¥ in Thousands, $ in Thousands	Jan. 31, 2022 CNY (¥)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
LIABILITIES
Convertible bonds			¥ 11,788,907	$ 1,849,937	¥ 14,432,792
Shareholders' equity
Additional paid-in capital			95,340,819	14,961,055	86,698,660
Accumulated other comprehensive income			(2,519,900)	(395,427)	(1,047,728)
Accumulated deficits			¥ (17,706,533)	$ (2,778,541)	¥ (25,475,203)
Adjustments | ASU 2020-06
LIABILITIES
Convertible bonds	¥ 2,316,324	$ 363,482
Shareholders' equity
Additional paid-in capital	3,818,926	599,273
Accumulated deficits	¥ 1,366,506	$ 214,435